Schedule of investments

Delaware Extended Duration Bond Fund April 30, 2020 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds – 0.37%
Cheniere Energy 144A 4.875% exercise price $93.64,
maturity date 5/28/21 # ❆	2,065,000	$2,012,874
PDC Energy 1.125% exercise price $85.39, maturity date
9/15/21	145,000	119,817
Total Convertible Bonds (cost $2,202,331)		2,132,691
Corporate Bonds – 95.70%
Banking - 8.02%
Ally Financial 8.00% 11/1/31	595,000	726,691
Banco Bilbao Vizcaya Argentaria 6.50%µy	1,000,000	909,445
Bank of America
2.496% 2/13/31 µ	2,920,000	2,961,979
4.083% 3/20/51 µ	1,635,000	1,968,828
5.125%µy	2,410,000	2,369,500
Citigroup 4.70%µy	1,685,000	1,469,109
Credit Suisse Group
144A 4.194% 4/1/31 #µ	2,295,000	2,500,880
144A 5.10%#µy	2,820,000	2,527,425
144A 6.25%#µy	1,147,000	1,181,309
144A 6.375%#µy	2,310,000	2,277,279
Deutsche Bank 6.00%µy	800,000	582,000
JPMorgan Chase & Co.
3.109% 4/22/41 µ	1,020,000	1,059,584
3.109% 4/22/51 µ	1,740,000	1,803,127
3.702% 5/6/30 µ	4,735,000	5,226,201
4.60%µy	1,000	898
5.00%µy	1,280,000	1,191,290
Morgan Stanley 3.622% 4/1/31 µ	1,375,000	1,514,617
UBS 7.625% 8/17/22	2,635,000	2,847,091
UBS Group 6.875%µy	3,500,000	3,526,163
US Bancorp 5.125%µy	2,805,000	2,804,720
USB Capital IX 3.50% (LIBOR03M + 1.02%) y•	375,000	304,404
Wells Fargo & Co.
3.068% 4/30/41 µ	1,245,000	1,230,414
5.013% 4/4/51 µ	1,305,000	1,726,589
5.95% 12/15/36	3,030,000	3,459,670
		46,169,213
Basic Industry - 3.98%
Air Products and Chemicals 2.80% 5/15/50	640,000	651,918
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	1,248,000	1,262,658
Georgia-Pacific 8.00% 1/15/24	3,280,000	3,993,932
Methanex 5.25% 12/15/29	1,730,000	1,461,237
Newmont 5.45% 6/9/44	2,155,000	2,859,873

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Schedule of investments

Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Packaging Corp. of America 4.05% 12/15/49	5,780,000	$6,689,321
RPM International 4.25% 1/15/48	3,115,000	2,981,945
Teck Resources 6.25% 7/15/41	3,205,000	3,024,504
		22,925,388
Brokerage - 2.34%
Charles Schwab 5.375%µy	1,880,000	1,955,200
Jefferies Group
6.45% 6/8/27	2,640,000	2,967,459
6.50% 1/20/43	1,985,000	2,100,674
KKR Group Finance VII 144A 3.625% 2/25/50 #	3,925,000	3,456,833
Legg Mason 5.625% 1/15/44	2,475,000	2,953,317
		13,433,483
Capital Goods - 9.02%
Caterpillar 3.25% 4/9/50	1,765,000	1,924,932
General Dynamics
4.25% 4/1/40	2,615,000	3,221,368
4.25% 4/1/50	1,295,000	1,677,750
General Electric 4.35% 5/1/50	1,630,000	1,640,023
Otis Worldwide
144A 3.112% 2/15/40 #	1,495,000	1,477,443
144A 3.362% 2/15/50 #	1,919,000	1,962,135
Parker-Hannifin 4.00% 6/14/49	3,000,000	3,344,754
Raytheon Technologies 4.625% 11/16/48	4,200,000	5,611,281
Republic Services 3.05% 3/1/50	5,230,000	5,346,965
Snap-on 4.10% 3/1/48	5,415,000	6,257,830
United Rentals North America 3.875% 11/15/27	925,000	908,489
Valmont Industries 5.00% 10/1/44	5,333,000	5,936,200
Waste Connections 3.05% 4/1/50	6,245,000	6,205,146
Waste Management
4.00% 7/15/39	1,530,000	1,836,496
4.15% 7/15/49	3,590,000	4,566,507
		51,917,319
Communications - 12.13%
AT&T
4.50% 3/9/48	2,425,000	2,760,103
4.90% 8/15/37	1,605,000	1,859,784
Charter Communications Operating
3.70% 4/1/51	2,015,000	1,966,951
5.125% 7/1/49	765,000	911,261
5.375% 4/1/38	3,170,000	3,741,663
Comcast
3.20% 7/15/36	2,025,000	2,195,370

2 NQ-464 [4/20] 6/20 (1204430)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Comcast
3.75% 4/1/40	610,000	$703,234
Deutsche Telekom 144A 3.625% 1/21/50 #	4,340,000	4,776,566
Deutsche Telekom International Finance 8.75% 6/15/30	1,335,000	1,974,350
Discovery Communications
5.00% 9/20/37	1,305,000	1,435,063
5.20% 9/20/47	4,810,000	5,465,301
Telefonica Emisiones 5.52% 3/1/49	4,790,000	6,000,595
Time Warner Cable
6.75% 6/15/39	2,105,000	2,687,785
7.30% 7/1/38	5,265,000	6,965,039
T-Mobile USA
144A 4.375% 4/15/40 #	1,010,000	1,145,906
144A 4.50% 4/15/50 #	1,405,000	1,644,061
Verizon Communications
4.00% 3/22/50	545,000	684,492
4.50% 8/10/33	10,070,000	12,482,492
ViacomCBS 4.375% 3/15/43	4,195,000	4,061,797
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	1,625,000	1,694,631
Vodafone Group
4.25% 9/17/50	1,180,000	1,305,785
4.875% 6/19/49	2,800,000	3,356,593
		69,818,822
Consumer Cyclical - 3.29%
Dollar General 4.125% 4/3/50	1,230,000	1,441,835
Ford Motor 8.50% 4/21/23	2,475,000	2,459,531
General Motors 6.75% 4/1/46	2,805,000	2,578,539
Home Depot
3.125% 12/15/49	6,760,000	7,182,595
3.35% 4/15/50	1,010,000	1,116,780
Lowe’s 4.05% 5/3/47	405,000	455,536
TJX 4.50% 4/15/50	765,000	940,889
Visa 2.70% 4/15/40	2,600,000	2,728,589
		18,904,294
Consumer Non-Cyclical - 5.53%
Anheuser-Busch InBev Worldwide 4.90% 2/1/46	1,515,000	1,743,188
AstraZeneca 4.00% 9/18/42	3,785,000	4,659,279
Baxter International 3.50% 8/15/46	5,320,000	5,797,751
Biogen 3.15% 5/1/50	2,775,000	2,696,616
Cigna 3.20% 3/15/40	1,090,000	1,123,781
Coca-Cola 2.50% 6/1/40	775,000	773,098
CVS Health 4.25% 4/1/50	1,295,000	1,503,234

NQ-464 [4/20] 6/20 (1204430) 3

Schedule of investments

Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Eli Lilly & Co. 2.25% 5/15/50	3,385,000	$3,233,815
Gilead Sciences 4.50% 2/1/45	2,525,000	3,269,207
PepsiCo 3.375% 7/29/49	3,005,000	3,452,809
Pernod Ricard 144A 5.50% 1/15/42 #	2,900,000	3,591,851
		31,844,629
Electric - 22.95%
AEP Texas 3.80% 10/1/47	3,800,000	4,273,823
Alabama Power 4.30% 7/15/48	2,630,000	3,301,400
American Transmission Systems 144A 5.00% 9/1/44 #	5,110,000	6,318,080
Appalachian Power 4.50% 3/1/49	3,685,000	4,563,417
Arizona Public Service
4.20% 8/15/48	2,720,000	3,301,362
4.25% 3/1/49	2,790,000	3,447,651
Baltimore Gas & Electric 3.75% 8/15/47	2,580,000	3,027,772
Berkshire Hathaway Energy 3.80% 7/15/48	5,185,000	6,157,757
Black Hills 4.20% 9/15/46	2,889,000	2,932,989
CenterPoint Energy 3.70% 9/1/49	4,960,000	5,182,465
ComEd Financing III 6.35% 3/15/33	2,630,000	2,807,525
Consumers Energy 3.50% 8/1/51	1,350,000	1,641,767
Dayton Power & Light 3.95% 6/15/49	4,725,000	5,131,241
Dominion Energy 4.65%µy	2,190,000	2,131,297
DTE Electric 2.95% 3/1/50	3,089,000	3,274,240
Duke Energy 4.875%µy	2,760,000	2,734,318
Duke Energy Indiana 2.75% 4/1/50	1,465,000	1,495,162
Duke Energy Ohio 3.70% 6/15/46	1,000,000	1,172,214
Emera 6.75% 6/15/76 µ	331,000	350,446
Entergy Arkansas 4.95% 12/15/44	2,765,000	2,977,430
Entergy Louisiana
2.90% 3/15/51	1,710,000	1,819,328
4.00% 3/15/33	1,885,000	2,257,317
4.95% 1/15/45	125,000	135,454
Entergy Mississippi 3.85% 6/1/49	1,325,000	1,593,052
Evergy Kansas Central
3.25% 9/1/49	6,418,000	7,009,651
3.45% 4/15/50	2,525,000	2,900,284
Exelon 4.70% 4/15/50	1,720,000	2,214,285
Idaho Power 4.20% 3/1/48	1,195,000	1,546,884
Interstate Power & Light 3.50% 9/30/49	90,000	101,127
Louisville Gas & Electric 4.25% 4/1/49	4,520,000	5,672,812
MidAmerican Energy 3.15% 4/15/50	2,655,000	3,013,011
National Rural Utilities Cooperative Finance
5.25% 4/20/46 µ	442,000	451,712

4 NQ-464 [4/20] 6/20 (1204430)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Nevada Power 3.125% 8/1/50	1,185,000	$1,269,736
NextEra Energy Capital Holdings 5.65% 5/1/79 µ	2,775,000	2,845,878
Oglethorpe Power 5.05% 10/1/48	2,580,000	2,938,731
Oklahoma Gas & Electric 3.85% 8/15/47	4,500,000	5,116,635
San Diego Gas & Electric 3.32% 4/15/50	1,195,000	1,302,811
Southern California Edison
3.65% 2/1/50	1,145,000	1,243,591
4.00% 4/1/47	1,530,000	1,700,681
4.125% 3/1/48	3,245,000	3,708,447
4.875% 3/1/49	1,130,000	1,439,301
Southwestern Public Service 4.40% 11/15/48	5,115,000	6,585,879
Union Electric
3.25% 10/1/49	4,386,000	4,892,501
4.00% 4/1/48	3,353,000	4,102,418
		132,083,882
Energy - 6.54%
BP Capital Markets America 3.00% 2/24/50	2,135,000	2,044,904
Enbridge Energy Partners 5.50% 9/15/40	1,392,000	1,462,426
Energy Transfer Operating
5.00% 5/15/50	1,680,000	1,502,043
6.25% 4/15/49	3,940,000	3,932,259
7.125%µy	3,765,000	3,004,941
Eni 144A 5.70% 10/1/40 #	3,450,000	3,499,827
Marathon Oil 5.20% 6/1/45	2,800,000	2,035,783
MPLX 5.50% 2/15/49	5,590,000	5,580,179
Noble Energy
4.20% 10/15/49	1,180,000	806,829
4.95% 8/15/47	4,800,000	3,400,742
5.05% 11/15/44	1,785,000	1,308,170
Occidental Petroleum 4.40% 8/15/49	2,030,000	1,235,763
Petrobras Global Finance 7.25% 3/17/44	1,595,000	1,603,773
Sabine Pass Liquefaction 5.875% 6/30/26	2,060,000	2,195,622
Targa Resources Partners 144A 5.50% 3/1/30 #	1,500,000	1,283,475
Transcanada Trust 5.50% 9/15/79 µ	2,915,000	2,745,187
		37,641,923
Insurance - 7.59%
Berkshire Hathaway Finance
4.20% 8/15/48	5,385,000	6,794,437
4.25% 1/15/49	1,150,000	1,459,769
Brighthouse Financial 4.70% 6/22/47	5,640,000	4,875,458
Centene 144A 3.375% 2/15/30 #	1,820,000	1,841,567
High Street Funding Trust II 144A 4.682% 2/15/48 #	6,505,000	7,400,940

NQ-464 [4/20] 6/20 (1204430) 5

Schedule of investments

Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	2,010,000	$2,109,001
New York Life Insurance 144A 3.75% 5/15/50 #	2,705,000	3,066,946
Pacific Life Insurance 144A 4.30% 10/24/67 #µ	4,985,000	4,781,442
Travelers 2.55% 4/27/50	2,325,000	2,325,170
Voya Financial 4.70% 1/23/48 µ	1,091,000	1,000,156
Willis North America 3.875% 9/15/49	5,075,000	5,575,237
XLIT 5.50% 3/31/45	1,895,000	2,449,674
		43,679,797
Natural Gas - 5.89%
Brooklyn Union Gas 144A 4.273% 3/15/48 #	7,945,000	9,380,446
Piedmont Natural Gas 3.64% 11/1/46	6,300,000	6,932,949
Southern California Gas 4.30% 1/15/49	4,500,000	5,604,651
Southwest Gas
3.80% 9/29/46	2,150,000	2,277,112
4.15% 6/1/49	2,430,000	2,757,929
Washington Gas Light 3.65% 9/15/49	6,320,000	6,933,626
		33,886,713
Real Estate Investment Trusts - 0.11%
Alexandria Real Estate Equities 4.90% 12/15/30	535,000	641,469
		641,469
Technology - 2.64%
International Business Machines 4.25% 5/15/49	3,590,000	4,402,887
KLA 3.30% 3/1/50	6,185,000	6,056,802
Lam Research 2.875% 6/15/50	2,080,000	2,074,530
NXP 144A 4.30% 6/18/29 #	943,000	1,004,109
SS&C Technologies 144A 5.50% 9/30/27 #	1,590,000	1,637,223
		15,175,551
Transportation - 3.34%
Burlington Northern Santa Fe 4.05% 6/15/48	5,000,000	6,008,110
Norfolk Southern 4.15% 2/28/48	4,795,000	5,730,623
Union Pacific
3.25% 2/5/50	3,940,000	4,063,039
3.55% 8/15/39	3,155,000	3,419,065
		19,220,837
Utilities - 2.33%
American Water Capital
3.45% 5/1/50	2,705,000	3,022,331
4.15% 6/1/49	2,500,000	3,124,237

6 NQ-464 [4/20] 6/20 (1204430)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Essential Utilities
3.351% 4/15/50	1,015,000	$1,062,976
4.276% 5/1/49	5,275,000	6,210,403
		13,419,947
Total Corporate Bonds (cost $512,759,515)		550,763,267

Municipal Bonds – 3.49%
Chicago, Illinois O’Hare International Airport Third Lien
Revenue
(Build America Bonds - Direct Payment) Series B
6.395% 1/1/40	3,800,000	5,190,154
Long Island, New York Power Authority Electric System
Revenue
(Federally Taxable - Issuer Subsidy - Build America
Bonds) Series B 5.85% 5/1/41	3,600,000	4,908,060
Los Angeles, California Department of Water & Power
Revenue
(Federally Taxable - Direct Payment - Build America
Bonds) Series D 6.574% 7/1/45	2,225,000	3,587,034
Metropolitan Transportation Authority, New York Revenue
(Build America Bonds) Series A-2 6.089% 11/15/40	3,205,000	4,184,159
Oregon Department of Transportation Highway User Tax
Revenue
(Federally Taxable Build America Bonds) Subordinate
Series A 5.834% 11/15/34	1,605,000	2,201,049
Total Municipal Bonds (cost $14,455,715)		20,070,456

Loan Agreement – 0.28%
Zayo Group Holdings 3.404% (LIBOR01M + 3.00%)
3/9/27 •	1,700,000	1,601,720
Total Loan Agreement (cost $1,695,750)		1,601,720

	Number of shares
Convertible Preferred Stock – 0.73%
Bank of America 7.25% exercise price $50.00 y	1,360	1,880,064
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, maturity date 3/31/28	14,912	659,558
Lyondellbasell Advanced Polymers 6.00% exercise price
$52.33 y	1,597	1,648,902
Total Convertible Preferred Stock
(cost $4,194,315)		4,188,524

NQ-464 [4/20] 6/20 (1204430) 7

Schedule of investments

Delaware Extended Duration Bond Fund (Unaudited)

	Number of shares	Value (US $)
Preferred Stock – 0.42%
Morgan Stanley 5.55% µ	2,280,000	$2,098,124
USB Realty 144A 2.366% (LIBOR03M + 1.147%)#•	400,000	314,698
Total Preferred Stock (cost $2,590,000)		2,412,822

Short-Term Investments – 1.98%
Money Market Mutual Funds - 1.98%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.21%)	2,280,038	2,280,038
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.16%)	2,280,037	2,280,037
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.25%)	2,280,037	2,280,037
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.13%)	2,280,037	2,280,037
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.14%)	2,280,037	2,280,037
Total Short-Term Investments (cost $11,400,186)		11,400,186

Total Value of Securities – 102.97%
(cost $549,297,812)		592,569,666
Liabilities Net of Receivables and Other Assets – (2.97%) ★		(17,076,086)
Net Assets Applicable to 81,762,490 Shares Outstanding – 100.00%		$575,493,580

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At April 30, 2020, the aggregate value of Rule 144A securities was $74,149,605, which represents
12.88% of the Fund’s net assets.
❆	PIK. 100% of the income received was in the form of cash.
★	Includes $759,000 cash collateral held for futures contracts as of April 30, 2020.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2020.
Rate will reset at a future date.
y	No contractual maturity date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual

8 NQ-464 [4/20] 6/20 (1204430)

(Unaudited)

mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

The following futures contracts were outstanding at April 30, 2020:

Futures Contracts

Variation
Margin
		Notional		Value/	Due from
	Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)	Amount	(Proceeds)	Date	Appreciation	Brokers
115 US Treasury Long Bonds	$20,818,594	$19,808,251	6/19/20	$1,010,343	$(39,531)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Pay-in-Kind
USD – US Dollar

NQ-464 [4/20] 6/20 (1204430) 9